SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
New accounting standards
a)	New accounting standards

New standards and interpretations issued by the IASB effective for the periods beginning on or after January 1, 2017 adopted by the Company

Below is a description of the standards, amendments and interpretations to existing standards that have been issued and were mandatory for the Company’s fiscal periods beginning on or after January 1, 2017:

Amendments to IAS 12 “Income Taxes”

In January 2016, the IASB issued certain amendments with respect to the recognition of deferred tax assets for unrealized losses.

The adoption of this standard has not had any impact on the financial situation or the results of the Company’s operations as there are no active temporary differences reached by these modifications.

Amendments to IAS 7 “Statements of Cash Flows”

In February 2016, the IASB issued certain amendments regarding disclosures of the Statement of Cash Flows.

Modifications to the Disclosure Initiative (Amendments to IAS 7) aim entities to disclose information that enables users of financial statements to evaluate changes in liabilities arising from financing activities. For this purpose, the IASB requires that an entity shall disclose the following changes in liabilities arising from financing activities: (i) changes from financing cash flows; (ii) changes arising from obtaining or losing control of subsidiaries or other businesses; (iii) the effect of changes in foreign exchange rates; (iv) changes in fair value; and (v) other changes.

Finally, the amendments state that changes in liabilities arising from financing activities must be disclosed separately from changes in other assets and liabilities.

The Company applied these amendments. See Note 6.

New standards and interpretations issued by the IASB not yet effective for the periods beginning on January 1, 2017

Below is a description of the standards, amendments and interpretations to existing standards that are issued, but not yet effective and might impact the Company. They have not been early adopted by the Company:

IFRS 15 Revenue from contracts with customers

In May 2014, IFRS 15 “Revenue from contracts with customers” was issued which establishes a new model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 will supersede the current revenue recognition guidance including IAS 18 “Revenue”, IAS 11 “Construction Contracts” and the related interpretations when it becomes effective.

The core principle of IFRS 15 is that an entity shall assess the goods or services promised in a contract with a customer and shall identify its performance obligations. IFRS 15 introduces a 5-step approach to recognize revenue:

Step 1: Identify the contract with a customer.
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The new revenue recognition model established in IFRS 15 is applicable to all contracts with customers, except lease contracts, insurance contracts and financial instruments. The recognition of interest and dividends are not under the scope of this standard.

According to IFRS 15, among other issues, a mechanism is established for assigning the transaction price among the different performance obligations. According to this standard, the Company must recognize its income once the performance obligations are satisfied; this is whenever the “control” over the goods or services is transferred to the client.

Note 7 includes the main revenue streams of the Company.

After performing its analysis, the Company’s management has concluded that the current revenue recognition practices based on current IFRS, are substantially consistent with the requirements of IFRS 15.

Given the analysis carried out by management, it is not estimated that the application of IFRS 15 will have a significant impact on the accumulated retained earnings.

TGS will apply IFRS 15 for its fiscal years beginning on January 1, 2018. To this end, it will apply the modified retrospective approach. To do so, if any, the cumulative effect of the initial application of this standard will be retroactively recognized as an adjustment to the opening balance of accumulated retained earnings as of January 1, 2018 and the comparative information will not be adjusted.

It is noteworthy that this rule requires the use of higher estimates and professional judgments than those applied in the current accounting standards. Additionally, IFRS 15 requires the presentation of greater disclosures in the financial statements including the disclosure of significant judgments applied.

In this regard, IFRS 15 requires the presentation separately in the statement of financial position of the assets and liabilities of the contracts and the trade receivables. This requirement will result in posting certain reclassifications as of January 1, 2018 in relation to the services to be provided to those customers who paid in advance the transportation capacity or the services contracted, which are currently classified as “advanced from customer”.

IFRS 9 Financial instruments

In July 2014 a new revised version of IFRS 9 “Financial instruments” was issued. The IFRS 9 introduces new requirements to the classification and measurement of financial instruments. There is now a new expected credit losses model that replaces the incurred loss impairment model used in IAS 39. Also, new requirements to classify and measure financial assets were included in this version.

IFRS 9 will be applicable for its fiscal years beginning on January 1, 2018.

Management has assessed financial assets and liabilities as of December 31, 2017 in order to determine the impact that its classification and measurement could have on its financial situation and results of operations. Management has assessed that the application of IFRS 9 will not have an impact on the accumulated retained earnings.

IFRS 16 “Leases”

In January 2016, IFRS 16 “Leases” was issued which establishes a new model of accounting for leasing transactions. This standard replaces the current guidance on the accounting for such transactions in IAS 17 “Leases” and related interpretations.

As a result of the modifications introduced, the accounting treatment of leases in the lessee accounting will undergo major changes. IFRS 16 eliminates the dual accounting model for lessee distinguishing between on-balance sheet finance leases and operating leases for which no recognition of future lease payments is required. Instead, a unique, in-balance model is developed that is similar to the current financial leasing model. There are certain exceptions for short-term and insignificant leases. It also requires the presentation of further disclosures.

IFRS 16 will be effective for annual periods beginning after January 1, 2019, with earlier application permitted. Adoption is retroactive.

The Company is currently assessing the impact of IFRS 16 and as of the date of these consolidated financial statements is not reasonably possible to determine its impact.

IFRIC 22 “Foreign Currency Transactions and Advance Consideration”

This interpretation refers to the determination of the “transaction date” that determines the exchange rate to be used in the initial recognition of an asset, expense or income related to an entity that received or paid a foreign currency advance. Applies to foreign currency transactions when an entity recognizes a non-monetary asset or non-monetary liability arising from the receipt or payment of advance consideration before the entity recognizes the related asset, expense or income.

For the purpose of determining the exchange rate to be used in the initial recognition of an asset, expense or income, the transaction date is the date on which the non-monetary asset or liability derived from the receipt or payment of the advance is recognized.

This interpretation applies to fiscal years beginning on or after January 1, 2018. The initial application may be retroactive or prospective from: (i) the beginning of the period in which it is applied; or (ii) the beginning of an earlier comparative period.

The Company believes that the adoption of this standard will not have an impact on its financial position or on its results of operations given that its accounting policies are in line with this interpretation.

IFRIC Interpretation 23 - Uncertainty over Income Tax Treatments

The interpretation clarifies the application of IAS 12 “Income taxes” with regards to the effect of uncertain income tax position in tax gains (losses), tax base and unused tax losses / tax credits and tax rates.

The interpretation specifically clarifies whether an entity should use judgment to determine each tax treatment independently or collectively. The decision should be based on which approach provides better predictions of the resolution of the uncertainty.

An entity has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, that it used or plans to use in its income tax filing.

If the entity concludes that it is probable that a particular tax treatment is accepted, the entity has to determine taxable profit consistently with the tax treatment included in its income tax filings.

If the entity concludes that it is not probable that a particular tax treatment is accepted, the entity has to use the most likely amount or the expected value of the tax treatment when determining taxable profit. The decision should be based on which method provides better predictions of the resolution of the uncertainty.

IFRIC 23 is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted.

The Company is analyzing the impact of IFRIC 23, and as of the date of these consolidated financial statements it is not possible to reasonably determine its impact.

Consolidation
b)	Consolidation

Subsidiary

Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

Inter-company transactions, balances and gain/losses from transactions between group companies are eliminated. Unrealized gain/losses are also eliminated.

Detailed data reflecting subsidiary control as of December 31, 2017 and 2016 is as follows:

Company	Shareholding and votes (in %)	Country	Closing date	Main activity
Telcosur	99.98	Argentina	December 31	Telecommunication Services

CTG(1)	100.00	Argentina	December 31	Electricity related services

(1)	This company was acquired on August 8, 2017.

For consolidation purposes for the year ended December 31, 2017, the financial statements of Telcosur have been used at that date. The subsidiary CTG does not record operations or significant assets and liabilities as of December 31, 2017.

Associates

Associates are entities over which the group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate.

The Company accounted for the investments in its associates, on the basis on the financial statements as of September 30, 2017 of Gas Link S.A. (“Link”), Transporte y Servicios de Gas en Uruguay SA (“TGU”) and Emprendimientos de Gas del Sur S.A. (“EGS”). Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Company. The Company’s management is not aware of any significant subsequent events which affected the financial statements as of September 30, 2017 of Link, TGU and EGS (in liquidation) from this date to December 31, 2017.

As mentioned in note 22, on October 13, 2016, the liquidator of EGS ordered the payment of a dividend in kind to its shareholders, which was made in proportion to their shareholdings. For this reason, as of December 31, 2016, the valuation of the investment in EGS has been adjusted in Ps. 2,289.

When the Company’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Company does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred.

According to Link’s accounting policies, certain items of property, plant and equipment (“PPE”) are measured using the revaluation model, meanwhile, as it is stated in Note 4.i, the Company use the cost model to measure PPE items. Furthermore, as of December 31, 2017 and 2016, investment in Link has been reduced to zero in the extent that it recorded a shareholders’ equity below zero according to the accounting policies used by TGS. As of the date of issuance of these Consolidated Financial Statements, the Company has not incurred in any legal or constructive obligation or made payments on behalf of the associate.

In the table below, associates are disclosed, together with the percentage of shareholding and voting as of December 31, 2017 and 2016:

Company	Shareholding and voting (in %)	Country	Main activity	Closing date
TGU	49.00	Uruguay	Pipeline maintenance	December 31
EGS (“in liquidation”)	49.00	Argentina	Pipeline exploitation and construction	December 31
Link	49.00	Argentina	Pipeline exploitation and construction	December 31

Joint arrangement

As indicated in Note 22 on August 7, 2017, the Company formed a UT (similar to a joint operation) with SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. (“SACDE”) (“UT”). This joint agreement takes the form of a joint operation between the Company and SACDE.

Given that it grants its participants a percentage of the rights over the assets and liabilities arising from each contract, the Company recognizes its share in the jointly operated assets, liabilities, revenues, costs and expenses.

Accounting policies applicable to the UT have been modified and adapted, if applicable, to ensure consistency with the policies adopted by the Company.

For further information regarding the UT, see Note 10.

Foreign currency translation
c)	Foreign currency translation

Functional and presentation currency

The consolidated financial statements are presented in thousands of Argentine Pesos, which is the Company’s functional currency. Each subsidiary or associate determines its own functional currency based on the currency of the primary economic environment in which these entities operate (‘the functional currency’).

IAS 29 “Financial reporting in hyperinflationary economies” requires that the financial statements of an entity whose functional currency is that of a hyperinflationary economy, regardless of whether they are based on the historical cost method or the fair value method, are expressed in terms of the current unit of measure at the reporting date of the reporting period. For this purpose, in general terms, the inflation produced from the date of acquisition or from the date of revaluation, as appropriate, should be included in non-monetary items. In order to conclude about the existence of a hyperinflationary economy, the standard details a series of factors to consider including a cumulative rate of inflation in three years that approaches or exceeds 100%.

As of December 31, 2017, for companies in Argentina, it is not possible to compute the cumulative inflation rate for the three-year period ended on that date based on official data of the Instituto Nacional de Estadísticas y Censos (“INDEC”), because in October 2015, INDEC ceased to compute the Wholesale Price Index, and started to compute it again as from January 2016.

At the end of the reporting period, as a result of: (i) local inflation data has not been reported consistently, (ii) the slowdown in inflation in the second half of 2016 and during 2017 and (iii) mixed qualitative indicators suggest that there are not conclusive evidence that the Argentine peso meet the characteristics to qualify as the currency of a hyperinflationary economy according to the guidelines established in IAS 29 and, therefore, these consolidated financial statements have not been restated in constant currency. In this regard, the Company’s Management will continue monitoring the evolution of inflation levels in the Argentine Republic in order to comply with the provisions of IAS 29.

However in recent years, certain macroeconomic variables affecting the Company’s operations, such as payroll costs, prices of inputs and services, and the exchange rate have undergone significant annual variations. This circumstance should be considered in the evaluation and interpretation of the financial situation and results presented by the Company in these Consolidated Financial Statements.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the profit or loss for the year.

Foreign exchange gains and losses are presented in the statement of comprehensive income within financial income and financial expenses, as appropriate.

Associates

The company located abroad, TGU, has a functional currency different from the Argentine peso. Assets and liabilities were converted into Argentine pesos using the exchange rate prevailing at the end of each year, their common stock and retained earnings at their historical exchange rates and results at average exchange rates.

Financial instruments
d)	Financial instruments

Classification

Financial assets are classified into the following categories:

Financial assets at fair value through profit or loss: Includes financial assets held for trading or selling in the near future or designated by the management upon initial recognition.

Financial assets held to maturity: TGS includes non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company has the intent and ability to hold to maturity.

Loans and other receivables: The Company includes financial assets with fixed or determinable payments that are not quoted in an active market. Current assets are included, except those whose maturity exceeds twelve months, which are included as non-current assets.

Financial assets available for sale. Financial assets available for sale are non-derivatives that are either designated in this category or not classified in any of the other categories. They are included in non-current assets unless the investment matures or management intends to dispose of it within 12 months of the end of the reporting period. As of December 31, 2017 and 2016, there are no instruments classified in this category.

Financial liabilities are classified into the following categories:

Financial liabilities at fair value through profit or loss: Includes financial liabilities held for trading. As of December 31, 2017 and 2016, there are no instruments classified in this category.

Other financial liabilities: The Company includes financial liabilities with fixed or determinable payments that are not quoted in an active market. Current liabilities are included, except those whose maturity exceeds twelve months, which are included as non-current liabilities.

The classification of the financial instruments depends on the nature and purpose of the financial assets and liabilities and is determined at the time of initial recognition. For additional information see Note 16.2.1.

Recognition and measurement

Financial assets are initially measured at fair value, net of transaction costs except for those financial assets classified at fair value through profit or loss. Financial assets at fair value through profit or loss are initially recognized at their fair value including transaction costs. Financial assets available for sale and financial assets at fair value through profit or loss are subsequently recorded at fair value. Loans and receivables and financial assets held to maturity are subsequently recorded at amortized cost in accordance with the method of the effective rate of interest, less, if applicable, impairment losses.

Gains or losses arising from changes in the fair value of the ‘financial assets at fair value through profit or loss’ category are presented in the statement of comprehensive income within ‘Financial Income’ in the period in which they arise.

Unrealized gains or losses arising from changes in the fair value of the financial asset category available for sale are recognized as other comprehensive income in the reserve for financial assets classified as available for sale, until the investment is derecognized. At that moment, the accumulated gain or loss is recognized as an operating profit or is considered as an impairment of the asset’s value, in which case the accumulated loss is reclassified to the income statement as a financial cost and is eliminated from the respective reserve.

Financial liabilities at fair value through profit or loss are initially and subsequently recorded at fair value. Other financial liabilities, including loans, are initially measured at fair value and subsequently measured at amortized cost using the effective interest rate, recognizing the corresponding interest charge.

Impairment of financial assets at amortized cost

The Company assesses at each reporting date whether there is objective evidence that a financial asset or group of financial assets is impaired and if so, an impairment charge is recorded. Impairment losses are incurred if there is objective evidence of impairment as a result of one or more events occurring after initial recognition of the asset and that event (or events) has a negative impact on the estimated future projected cash flows of the financial asset or group of financial assets that can be reliably estimated. For this, the Company evaluates several factors, including the credit risk of customers, historical trends and other available information.

The carrying amount of the asset is reduced through an allowance account and the amount of the loss is recognized in the statement of comprehensive income at the time it occurs. If in subsequent periods, the amount of the impairment loss decreases, the reversal is also recorded in the statement of comprehensive income.

As of December 31, 2016, impairment of financial assets corresponds to the allowance for doubtful accounts indicated in Note 8.b.

Offsetting of financial instruments

Financial assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivative financial instruments
e)	Derivative financial instruments

Derivative financial instruments are recognized at their fair value at inception and subsequently measured at their fair value and disclosed as assets or liabilities depending if it is gain or loss. The results of derivative financial instruments are classified under “Financial gain/expenses” in the statement of comprehensive income.

Derivative financial instruments are measured in accordance with IFRS 13 “Fair value measurement”.

The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument or not and, according to the nature of the item being hedged.

As of December 31, 2017, the Company does not have derivative financial instruments

Inventories
f)	Inventories

Inventories consist of natural gas (in excess of the “Line Pack” classified as property, plant and equipment) in the Company’s pipeline system, and the liquids stored obtained from natural gas processing at the Cerri Complex.

Inventories are measured at the lower of cost or net realizable value. Cost is determined using the weighted average cost method. The cost of inventories includes expenditure incurred in purchasing and production and other necessary costs to bring them to their existing location and condition.

The net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs to make the sale.

The assessment of the recoverable value of these assets is made at each reporting date, and the resulting loss is recognized in the statement of comprehensive income when the inventories are overstated.

Trade receivables, other receivables and trade payables
g)	Trade receivables, other receivables and trade payables

Trade receivables and other receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less allowance for trade receivables.

An allowance for trade receivables is established when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivables. Customers’ credit risk, historical trends and other relevant information are considered to assess impairment. Such evaluation may require future adjustments if economic conditions substantially differ from the assumptions made. Management has considered all events and/or transactions that are subject to reasonable and normal methods of estimation, and the consolidated financial statements reflect that consideration.

The amount of the allowance is the difference between the asset’s carrying amount and the estimated future recoverable cash flows. The carrying amount of the asset is reduced through the use of an allowance account, and the amount of the loss is recognized in the statement of comprehensive income within selling expenses. When a trade receivable is uncollectible, it is written off against the allowance account for trade receivables. Subsequent recoveries of amounts previously written off are credited against selling expenses in the statement of comprehensive income.

The tax credits (for income tax and value added tax) booked as a consequence of the tariff increase reversal (Note 19.c.) were written off as of December 31, 2017.

Trade payables have been initially valued at their fair values and subsequently at their amortized cost, using the effective interest method.

Cash and cash equivalents
h)	Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits with banking institutions and other short-term, highly liquid investments with original maturities not exceeding three months and without being subject to a risk of change of value.

Property, plant and equipment
i)	Property, plant and equipment

PPE as of January 1, 2012 (IFRS’ transition date) were measure at deemed cost, less accumulated depreciation at such date. Deemed cost was determined by applying the exemption provided in IFRS 1 as follows:

Assets transferred from the privatization of GdE: The value of these assets was determined based on the price paid for the acquisition of 70% of the Company’s common stock, which amounted to U.S.$561.2 million. This price was the basis to determine a total value of common stock of U.S.$801.7 million, which, when added to the debt assumed under the Company’s privatization agreement (the “Transfer Agreement”) of U.S.$395.0 million, resulted in a total value for property, plant and equipment of U.S.$1,196.7 million. Such value, converted at the exchange rate in effect as of the date of the Transfer Agreement, has been restated for the effects of inflation as of February 28, 2003 in accordance with previous accounting standards to recognize changes in general price index and net of accumulated depreciation.

Line pack: It represents the natural gas in the transportation system that is necessary to keep the system atoperating capacity, valued at acquisition cost and restated for the effects of inflation as of February 28, 2003.

Other items of PPE: have been valued at acquisition cost restated for the effects of inflation up to February 28, 2003 according to the previous accounting standards, to reflect changes in the general price index, and net of accumulated depreciation. They include, mainly, all the investments made to achieve system integrity and public safety equal to those required by international standards. Such investments included, among others, the costs of survey programs related to internal and external pipeline inspection, cathodic protection, pipeline replacement and recoating, and the goods affected to the Production and Commercialization of Liquids and Other Services segment.

Capitalization of foreign exchange loss: under previous accounting standards Resolutions No. 3/2002 andNo. 87/03 issued by the Consejo Profesional de Ciencias Económicas (“CPCECABA”) established that exchange losses arising from the devaluation of the peso from January 6, 2002 to July 28, 2003, to the extent that they were related to foreign currency liabilities existing at the first date, could be added to the cost basis of assets acquired or constructed with direct financing by such foreign currency liabilities. They have been added to the cost of the assets acquired or constructed through this financing, net of the accumulated depreciation.

TGS considered that these deemed cost values were substantially comparable at that date with the depreciated cost under IFRS, adjusted to reflect changes in the economy’s prices index.

PPE additions after the IFRS Transition date are recorded at acquisition or construction cost less accumulated depreciation and impairment losses (if applicable), except land, which is recorded at historical cost acquisition minus any impairment (if applicable). The cost includes the cost of replacing significant components and the borrowing costs derived from loans that finance its construction to the extent that the requirements for recognition as assets are met.

Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. The carrying amount of a replaced component is derecognized. In the same way, when a major maintenance is carried out, they are added to the cost of the good if the recognition criteria are satisfied, derecognizing any remaining non-depreciated remaining value, if any, of previous overhaul.

In this sense, Resolutions No. 1660/2000 (“Resolution 1660”) and No. 1903/2000 (“Resolution 1903”) issued by ENARGAS include definitions about the costs that should be considered as improvements or maintenance expenses. All other repairs and maintenance are charged to the statement of comprehensive income when incurred.

In accordance with IAS 23, the Company capitalizes borrowing costs on long term construction projects, until the moment in which the asset is in conditions for its use. Financial expense capitalized was Ps. 48,975 and Ps. 39,736 for the years ended December 31, 2017 and 2016.

Depreciation related to natural gas transportation assets is computed under the straight-line method over the estimated useful lives of the specific assets, which are not exceeding the maximum useful lives established by ENARGAS through Resolutions 1660 and 1903.

For depreciation of all other PPE, the Company uses the straight-line method of depreciation based on the useful life assigned to each item.

Major maintenance costs are depreciated according to the estimated time until the next major maintenance planned. Regarding the capitalized financial costs, they are depreciated based on the remaining useful lives of those components of PPE that originated such capitalization.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each reporting date. For further information, see Note 12.

The result generated by the disposal of PPE components is recognized in the year in which it is disposed.

Impairment of non-financial assets: The Company assesses at each reporting period whether there is an indication that an individual component or a group of PPE may be impaired. If any indication exists, the Company estimates the asset´s recoverable amount. An asset´s recoverable amount is the higher of the fair value less costs to sell that asset, and its value-in-use. That amount is determined for and individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of asset; in which case, the cash flows of the group of assets that form part of the cash-generating unit (“CGU”) to which the belong are taken.

Where the carrying amount of an individual asset or CGU exceeds its recoverable amount, the individual asset or CGU, as the case may be, is considered impaired and is written down to its recoverable amount. Impairment losses are recognized in the consolidated statement of comprehensive income.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. To such end, the Company makes estimates and assumptions of the economic conditions that will prevail throughout the useful life of the assets.

As a result of the factors mentioned above, actual cash flows and values could vary significantly from projected cash flows and the values derived from the discounting techniques used.

As of December 31, 2017 and 2016, the carrying value of PPE does not exceed their recoverable value.

Financial Leases
j)	Financial Leases

TGS classifies as financial leases when it assumes substantially all the risks and benefits of ownership of leased assets. To that end, an asset and a liability are initially recognized at the same amount as the lower value that results from comparing the fair value of the leased asset and the present value of the minimum lease payments.

Subsequently, each finance lease payment should be apportioned between the finance charge and the reduction of the outstanding liability (the finance charge to be allocated so as to produce a constant periodic rate of interest on the remaining balance of the liability). The corresponding lease payments, net of financial charges, are included in “Financial leases” in the current and non-current financial loans caption of the Statement of Financial Position. Interest on the financial cost is charged to the Statement of Comprehensive Income in the period of the lease in order to obtain a constant periodic interest rate on the debt pending amortization in each period.

Assets acquired through finance leases are depreciated over the useful life of the assets received in accordance with current depreciation policies.

Loans
k)	Loans

Loans have been initially recorded at fair value net of direct attributable transaction costs. Subsequently, loans are valued at their amortized cost. Liabilities are disclosed as non-current when their maturity exceeds twelve months.

Income tax and deferred income tax
l)	Income tax and deferred income tax

Income tax includes current tax and deferred income tax. Income tax charge is presented in the Statement of Comprehensive Income.

The current income tax is calculated on the basis of tax regulations in force at each reporting date. Management periodically evaluates positions taken in tax returns with respect to situations in which tax regulations are subject to interpretation and establishes provisions if applicable. As of December 31, 2017 and 2016, there are no provisions for this concept.

The Company has calculated income tax charges using the deferred tax method, which considers the effect of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.

Deferred income tax assets and liabilities are measured at undiscounted nominal value at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date (Note 14).

A deferred tax is recognized on the temporary differences arising from investments in subsidiaries and associates, except for deferred tax liabilities where the Company is able to control the timing of the reversal of the temporary difference and it is probable that the reversal will not occur in the foreseeable future.

Deferred tax assets and liabilities are offset if the Company has a legally enforceable right to offset recognized amounts and when deferred tax assets and liabilities relate to income tax levied by the same tax authority on the same taxable entity or different taxable entities that intend to settle tax assets and liabilities on a net basis.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized.

Tax on Minimum Presumed Income
m)	Tax on Minimum Presumed Income

The Company is subject to the Impuesto a la Ganancia Mínima Presunta (the tax on minimum presumed income “TOMPI”). The TOMPI is calculated on an individual entity basis at the statutory tax rate of 1%, and is based upon the taxable assets of each Argentine entity as of the end of the year. This tax is complementary to income tax and the Company is required to pay the greater of the income tax or the TOMPI. Any excess of the TOMPI over the income tax may be carried forward and recognized as a payment on account of any excess of income tax over TOMPI occurring within the subsequent ten years.

When the Company considers it is probable that the position of the TOMPI is utilized as payment on account of income tax, TGS accounts for TOMPI credit as current or non-current, as appropriate, under “Other receivables” in the statement of financial position. As of December 31, 2016, the Company recorded a balance of Ps. 71,405 offsetting the balance of income tax payables.

In accordance with the provisions of article 76 of Law No. 27,260, the TOMPI has been repealed for the periods beginning on or after January 1, 2019.

Provisions
n)	Provisions

The Company has recorded provisions related to legal actions, judicial court, claims and administrative proceedings, including interpretive questions of the current legislation and those of regulatory nature.

Provisions for legal claims and/or claims by third parties (“legal claims and others”) are recorded when the Company has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Estimates are reviewed and adjusted, as the Company obtains additional information.

Revenue recognition
o)	Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable, and represents amounts receivable for goods and/or services supplied. The Company recognizes revenue when the amount of revenue can be reliably measured; when it is probable that future economic benefits will flow to the entity; and when specific criteria have been met for each of the Company’s activities, as described below.

Tax on exports and turnover tax are disclosed as Selling Expenses.

Natural Gas transportation services includes: (i) firm natural gas transportation, whose revenues are recognized when the capacity is reserved and paid for regardless of actual usage by the customer (ii) interruptible natural gas transportation and exchange and displacement services whose revenues are recognized when services are rendered and (iii) the operation and maintenance service of the assets affected by the natural gas transportation service corresponding to the expansions promoted by the Government and whose ownership corresponds to the trusts created for such purpose whose revenues are recognized when services are rendered.

Liquids Production and Commercialization services includes: (i) Liquids production and commercialization for its own account and on behalf of third parties, whose revenues are recognized at the time of the delivery of the liquids to the customers, (ii) Other liquids services, which corresponds mainly to the receipt, storage and dispatch from facilities located in Puerto Galván, and whose sales revenues are recognized when the service is provided and (iii) Government grants related to economic compensation of selling liquefied petroleum gas (“LPG”) below market prices are recognized as revenues at the time of the deliveries of the products as there is reasonable assurance that the grant will be received (Note 17.b).

The services included in the Other Services segment consist mainly of the treatment, removal of impurities and natural gas compression, as well as inspection and maintenance of pipelines and compressor plants and services of steam generation for electricity production and management services for expansion works and steam generation for the production of electricity. In addition, the Company also provides gas pipeline operation, inspection and maintenance services. Revenue from sales in this segment is recognized when the service is provided.

Also, TGS provides telecommunications services provided through Telcosur. Revenues in this segment are recognized when the service is provided.

Advances of customers
p)	Advances of customers

Mainly consist of pre-payments for services made by customers in order to finance the works to render the service. Advances from customers are recognized initially at their fair value. Subsequent to initial recognition, advances from customers are measured at their amortized cost based on the projections of the services to be provided that cancel the advances.

Additionally, it includes the advance received by the UT from the Ministry of Energy and Mining “MINEM” as payment on account of the gas pipeline construction project. For more information, see Note 22.

Equity accounts
q)	Equity accounts

The activity in the Equity accounts reflects resolutions adopted by Shareholders in their meetings, or the effects of the laws or regulations in force.

Common stock

The common stock consists of contributions made by shareholders represented by shares and comprises outstanding shares at their nominal value.

Adjustment to common stock

Common stock accounts were restated in constant currency in accordance with previously applicable accounting standards in Argentina to the implementation of IFRS. Common stock account was kept at nominal value and the adjustment arising from such restatement is shown under “Inflation Adjustment to common stock”.

Common stock adjustment is not distributable in cash or in kind but may be capitalized through issuance of shares. In addition, this balance may be used to compensate accumulated losses.

Legal Reserve

Pursuant to the provisions of the Argentine Business Association Law and the CNV, the Company is required to set up a legal reserve by providing at least 5% of the aggregate amount of net income for the year, prior year adjustments, transfers of other comprehensive income to retained earnings and accumulated losses of prior years, when this aggregate amount exceeds zero until the legal reserve equals 20% of the sum of Capital stock and Adjustment to capital stock balances.

Distribution of dividends

The cash dividend is recognized as a liability in the Company’s financial statements in the year in which they are approved by the shareholders of the Company or the Board of Directors according to the powers delegated by the Shareholders’ Meeting, as appropriate.

Retained earnings

The outstanding balance of retained earnings includes accumulated gains or losses which were not allocated to a specific purpose reserve and, when positive, may be distributed pursuant to the decision of the Shareholders provided these retained earnings are not subject to legal restrictions, as mentioned above “Legal reserve”.

General Resolution No. 593/11 issued by the CNV provided that Shareholders in the Meetings at which they should decide upon the approval of financial statements in which the Retained earnings account has a positive balance, should adopt an express resolution as to the allocation of such balance, whether to dividend distribution, capitalization, setting up of reserves or a combination of these.

Basic and diluted (losses) / earnings per share
r)	Basic and diluted (losses) / earnings per share

Basic earnings per share as of December 31, 2017, 2016 and 2015 was calculated by dividing the amount of income or loss attributable to Shareholders of the Company by the weighted average number of ordinary shares outstanding during the fiscal year (794,495,283 shares). There are no transactions or concepts that generate a dilutive effect, therefore the diluted earnings per share equals the basic earnings per share.

Segment reporting
s)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (“CODM”). The Company’s CODM is the Board of Directors. Business segment information is provided in Note 7.